Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Agriculture Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.5%
Elders Ltd.	41,085	$209,533
Inghams Group Ltd.	83,032	168,288
Nufarm Ltd./Australia	76,240	189,971
		567,792
Brazil — 0.8%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	11,503	45,042
BRF SA	111,840	458,937
Sao Martinho SA	33,147	136,570
SLC Agricola SA	38,679	111,213
Tres Tentos Agroindustrial SA	27,172	60,966
		812,728
Canada — 5.4%
Ag Growth International Inc.	4,157	156,327
Maple Leaf Foods Inc.	17,712	289,202
Nutrien Ltd.	109,628	5,127,275
Rogers Sugar Inc.	24,252	106,012
		5,678,816
China — 2.1%
China BlueChemical Ltd., Class H	342,000	87,918
China Modern Dairy Holdings Ltd.(a)	595,000	62,916
China XLX Fertiliser Ltd.	138,000	72,725
COFCO Joycome Foods Ltd.(a)(b)	616,000	114,398
First Tractor Co. Ltd., Class H	86,000	80,168
Heilongjiang Agriculture Co. Ltd., Class A	24,800	50,552
Henan Shuanghui Investment & Development Co. Ltd., Class A	46,500	157,540
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	84,900	336,370
Muyuan Foods Co. Ltd., Class A(b)	72,666	410,465
New Hope Liuhe Co. Ltd., Class A(b)	59,500	78,542
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	72,200	178,790
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	28,580	87,282
Sinofert Holdings Ltd.	456,000	63,473
Wens Foodstuff Group Co. Ltd., Class A	88,120	211,906
Yunnan Yuntianhua Co. Ltd., Class A	24,100	73,260
Zangge Mining Co. Ltd., Class A	21,700	86,772
		2,153,077
Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	55,113	58,669
Germany — 0.6%
K+S AG, Registered(a)	37,734	447,905
Suedzucker AG	13,701	158,250
		606,155
Hong Kong — 1.4%
WH Group Ltd.(c)	1,848,000	1,473,146
India — 5.4%
Bajaj Hindusthan Sugar Ltd.(b)	167,021	66,594
Balrampur Chini Mills Ltd.	26,485	183,802
Bayer CropScience Ltd.	3,004	202,562
Chambal Fertilisers and Chemicals Ltd.	35,663	218,169
Coromandel International Ltd.	26,105	553,988
Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,017	228,684
Dhanuka Agritech Ltd.	3,062	54,972
EID Parry India Ltd.	19,790	201,414
Gujarat Ambuja Exports Ltd.	30,048	44,294
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,632	133,783
Gujarat State Fertilizers & Chemicals Ltd.	48,380	128,755
Jain Irrigation Systems Ltd.(b)	67,513	57,897
Security	Shares	Value
India (continued)
Kaveri Seed Co. Ltd.	4,178	$42,793
Paradeep Phosphates Ltd., NVS(c)	72,947	96,219
PI Industries Ltd.	16,809	810,063
Rallis India Ltd.	19,723	77,775
Rashtriya Chemicals & Fertilizers Ltd.	29,571	62,936
Shree Renuka Sugars Ltd.(b)	138,360	70,001
Sumitomo Chemical India Ltd.	27,216	177,987
Tata Consumer Products Ltd.	131,539	1,496,120
Triveni Engineering & Industries Ltd.	17,065	80,937
UPL Ltd.	99,791	645,144
		5,634,889
Indonesia — 0.7%
Astra Agro Lestari Tbk PT	109,100	42,690
Charoen Pokphand Indonesia Tbk PT	1,635,300	481,972
Inti Agri Resources Tbk PT(b)(d)	2,230,700	—
Japfa Comfeed Indonesia Tbk PT	1,165,100	125,854
Sawit Sumbermas Sarana Tbk PT(b)	726,700	58,017
		708,533
Israel — 0.9%
ICL Group Ltd.	171,530	779,608
Israel Corp Ltd.	841	197,058
		976,666
Japan — 3.8%
Kubota Corp.	208,600	2,614,813
Kumiai Chemical Industry Co. Ltd.	16,400	87,382
Maruha Nichiro Corp.	9,000	180,983
Mitsui DM Sugar Holdings Co. Ltd.	3,400	72,242
NH Foods Ltd.	19,300	664,877
Prima Meat Packers Ltd.	5,700	83,097
Sakata Seed Corp.	6,200	141,860
Yamabiko Corp.	7,000	115,820
		3,961,074
Malaysia — 2.2%
Farm Fresh Bhd	163,700	68,883
Genting Plantations Bhd	59,000	75,658
Hextar Global Bhd	300,700	60,884
IOI Corp. Bhd	557,600	477,089
Kuala Lumpur Kepong Bhd	109,600	515,094
QL Resources Bhd	362,660	397,802
SD Guthrie Bhd	459,900	498,733
Ta Ann Holdings Bhd	43,200	43,443
United Plantations Bhd	32,000	218,133
		2,355,719
Netherlands — 0.3%
OCI NV(a)	23,416	273,662
Norway — 4.6%
Austevoll Seafood ASA	20,010	183,590
Bakkafrost P/F	11,170	662,203
Grieg Seafood ASA(a)	11,230	61,841
Leroy Seafood Group ASA	59,405	277,092
Mowi ASA	103,123	1,876,270
Salmar ASA	14,629	761,811
Yara International ASA	36,687	1,034,498
		4,857,305
Poland — 0.0%
Grupa Azoty SA(b)	10,626	50,143
Qatar — 0.1%
Baladna	144,254	52,344

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Agriculture Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Russia — 0.0%
PhosAgro PJSC, GDR(b)(d)(e)	2	$—
PhosAgro PJSC, New(b)(d)	136	1
Ros Agro PLC, GDR(b)(d)(e)	5,334	1
		2
Saudi Arabia — 2.5%
Al Jouf Agricultural Development Co.	3,247	51,080
Almarai Co. JSC	55,395	824,467
National Agriculture Development Co. (The)(b)	32,853	210,070
SABIC Agri-Nutrients Co.	51,685	1,524,743
Tanmiah Food Co.	1,354	46,576
		2,656,936
Singapore — 1.3%
First Resources Ltd.	122,700	136,561
Golden Agri-Resources Ltd.	1,422,300	286,733
Wilmar International Ltd.	425,700	979,701
		1,402,995
South Africa — 0.1%
Oceana Group Ltd.	20,168	75,562
South Korea — 0.1%
Harim Holdings Co. Ltd.	9,990	42,654
Hyundai Feed Inc.(b)(d)	20,538	14,634
		57,288
Sweden — 0.4%
Husqvarna AB, Class B	77,860	450,532
Taiwan — 0.5%
Charoen Pokphand Enterprise	33,800	103,118
Sinon Corp.	79,000	110,271
Taiwan Fertilizer Co. Ltd.	142,000	245,284
Taiwan TEA Corp.(b)	105,000	66,814
		525,487
Thailand — 0.7%
Betagro PCL, NVS	148,200	84,770
Charoen Pokphand Foods PCL, NVDR	838,900	586,035
GFPT PCL, NVDR	90,500	28,009
		698,814
Turkey — 0.3%
Gubre Fabrikalari TAS(b)	18,200	130,615
Hektas Ticaret TAS(b)	826,960	98,316
Turk Traktor ve Ziraat Makineleri AS	5,584	125,213
		354,144
United Kingdom — 0.7%
Cranswick PLC	11,986	756,479
United States — 62.9%
AGCO Corp.	14,058	1,422,810
Alamo Group Inc.	2,255	450,887
Archer-Daniels-Midland Co.	105,946	5,784,652
Bunge Global SA	31,387	2,816,669
Cal-Maine Foods Inc.	9,312	908,944
CF Industries Holdings Inc.	39,976	3,584,248
CNH Industrial NV	194,467	2,442,506
Corteva Inc.	153,387	9,546,807
Security	Shares	Value
United States (continued)
Darling Ingredients Inc.(b)	35,236	$1,428,115
Deere & Co.	54,213	25,257,837
FMC Corp.	27,658	1,634,311
Fresh Del Monte Produce Inc.	8,541	288,259
Ingredion Inc.	14,422	2,124,938
Lamb Weston Holdings Inc.	31,597	2,440,552
Lindsay Corp.	2,412	320,241
Mosaic Co. (The)	70,608	1,868,288
Pilgrim's Pride Corp.(b)	10,508	542,318
Scotts Miracle-Gro Co. (The)	9,443	727,961
Titan International Inc.(b)	11,216	82,101
Toro Co. (The)	22,737	1,979,938
Vital Farms Inc.(a)(b)	6,685	221,942
		65,874,324
Total Common Stocks — 98.4% (Cost: $126,641,641)		103,073,281
Rights
India — 0.0%
UPL Ltd., (Expires 12/24/24, Strike Price INR 360)(b)	12,473	27,309
Total Rights — 0.0% (Cost: $—)		27,309
Total Long-Term Investments — 98.4% (Cost: $126,641,641)		103,100,590
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	592,689	592,985
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(f)(g)	80,000	80,000
Total Short-Term Securities — 0.6% (Cost: $672,999)		672,985
Total Investments — 99.0% (Cost: $127,314,640)		103,773,575
Other Assets Less Liabilities — 1.0%		1,024,828
Net Assets — 100.0%		$104,798,403

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Agriculture Producers ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$215,352	$377,814 (a)	$—	$(108)	$(73)	$592,985	592,689	$529 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	20,000 (a)	—	—	—	80,000	80,000	1,700	—
				$(108)	$(73)	$672,985		$2,229	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	5	12/20/24	$1,513	$10
Euro STOXX 50 Index	2	12/20/24	102	209
				$219
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$75,771,461	$27,287,184	$14,636	$103,073,281
Rights	—	27,309	—	27,309

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Agriculture Producers ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$672,985	$—	$—	$672,985
	$76,444,446	$27,314,493	$14,636	$103,773,575
Derivative Financial Instruments(a)
Assets
Equity Contracts	$10	$209	$—	$219

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
S&P	Standard & Poor's